SHORT-TERM LOAN (Details)			1 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Jun. 30, 2013 Short-term loan USD ($) subsidiary	Jun. 30, 2013 Short-term loan CNY subsidiary	Dec. 31, 2013 Short-term loan
Short-term loan
Number of subsidiary of the entity that the short-term loan agreement provided working capital to			1	1
Commitment of loan amounts	$ 9,911,000	60,000,000	$ 10,000,000	60,000,000
Interest rate (as a percent)			5.60%	5.60%	6.72%
Maturity term			6 months	6 months
Fixed deposit from Chinacache Holdings pledged to secure the loan			$ 10,000,000	60,000,000